LONG-TERM INVESTMENTS (Schedule of Equity Method Investments) (Details) - USD ($) $ in Thousands		Dec. 31, 2015		Dec. 31, 2014		Jun. 30, 2014
Schedule of Equity Method Investments [Line Items]
Ownership percentage
Amount		$ 89,221		$ 4,764
Beijing Eastern Media Corporation Ltd. ("BEMC") [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		49.00%	[1]	49.00%	[2]
Amount		$ 1,363	[1]	$ 1,545	[2]
Zhejiang AirMedia Guangying Film Production Co., Ltd. ("AM Guangying") [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		47.60%	[3]	38.00%	[4]
Amount		$ 3,081	[3]	$ 3,219	[4]
AM Jiaming [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage				49.00%		49.00%
Amount
Beijing AirMedia Jiacheng Advertising Co., Ltd. ("Jiacheng Advertising") [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	[5]			30.00%
Amount	[5]
Beijing Hezhong Chuangjin Investment Co., Ltd. ("Hezhong Chuangjin") [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	[6]	15.00%
Amount	[6]	$ 2,144
Lanmeihangbiao Tiandi Internet Investment Management (Beijing) Co., Ltd. ("LMHB") [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	[7]	40.00%
Amount	[7]	$ 456
AM Advertising [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	[8]	25.00%
Amount	[8]	$ 82,177

[1]	In March 2008, the Group entered into a definitive agreement with China Eastern Media Corporation, Ltd., a subsidiary of China Eastern Group and China Eastern Airlines Corporation Limited operating the media resources of China Eastern Group, to establish a joint venture, BEMC. BEMC was incorporated on March 18, 2008 in the PRC with China Eastern Media Corporation and the Group holding 51% and 49% equity interest, respectively. BEMC obtained concession rights of certain media resources from China Eastern Group, including the digital TV screens on airplanes of China Eastern Airlines, and paid concession fees to its shareholders as consideration. The total paid-in capital of BEMC was $2,119, which was contributed by both parties proportionately. In September 2013 and December 2014, BEMC distributed dividend of $1,401 and $495, respectively, in which $686 and $242, respectively were distributed and paid to the Group.
[2]	In March 2008, the Group entered into a definitive agreement with China Eastern Media Corporation, Ltd., a subsidiary of China Eastern Group and China Eastern Airlines Corporation Limited operating the media resources of China Eastern Group, to establish a joint venture, BEMC. BEMC was incorporated on March 18, 2008 in the PRC with China Eastern Media Corporation and the Group holding 51% and 49% equity interest, respectively. BEMC obtained concession rights of certain media resources from China Eastern Group, including the digital TV screens on airplanes of China Eastern Airlines, and paid concession fees to its shareholders as consideration. The total paid-in capital of BEMC was $2,119, which was contributed by both parties proportionately. In September 2013 and December 2014, BEMC distributed dividend of $1,401 and $495, respectively, in which $686 and $242, respectively were distributed and paid to the Group. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of BEMC.
[3]	On February 15, 2012 and March 13, 2012, the Group and Beijing N-S Digital TV Co., Ltd. ("N-S Digital TV") established two joint ventures, Shibo Movie and Xinghe Union, respectively. The registered capital of Shibo Movie and Xinghe Union was $1,558 each. The Group and N-S Digital TV each contributed $794, representing 50% of the equity interest in each Shibo Movie and Xinghe Union. Shibo Movie is engaged in movie technology development and consulting services, and Xinghe Union is engaged in movie and TV series investment and publishing, advertisement design and production. These joint ventures were established pursuant to a framework agreement entered into with Beijing Super TV Co., Ltd. ("Super TV") in June 2011 and the supplemental agreement entered into with Super TV and N-S Digital TV in January 2012. In September 2013, the Group entered into an equity swap agreement with N-S Digital TV under which the Group exchanged its 50% equity interests in Shibo Movie for the 50% equity interests in Xinghe Union. Pursuant to the agreement, the equity transaction is considered as completed substantially on February 28, 2014. The Group derecognized the equity method investments in both Xinghe Union and Shibo Movie with an investment loss of $164 recognized in the transaction. In August 2015, the Group disposed Xinghe Union to Beijing Hezhongsirui Culture Development Co., Ltd. with nil consideration. The industrial and commercial modification procedures were completed by February 2, 2016, but all the related staff, assets and financial function have been transferred out of the Group since September 1, 2015, from when the Company de-consolidated Xinghe Union. Since net assets was negative on transaction dates, an investment loss of $247 was recorded for the disposal.
[4]	In December 2013, the Group entered into an agreement with Zhejiang Tianguang Diying Production Co., Ltd. to establish a joint venture, AM Guangying. AM Guangying was incorporated on December 25, 2013 with total contributed capital of $1,871, of which 52% and 48% of that amount was contributed by Zhejiang Tianguang Diying Production Co., Ltd. and the Group, respectively. In March 2014, the Group participated a capital call at $1,629 without any change of its equity interest. As a result, the total contributed capital by the Group was $2,520 as of December 31, 2015. AM Guangying is mainly engaged in film production.
[5]	In December 2014, the Group entered into an agreement with Beijing East Culture Media Co., Ltd. ("East Jiacheng") to establish a joint venture, Jiacheng Advertising. Jiacheng Advertising was registered on December 12, 2014 with total committed capital contribution of $4,849. The Group and East Jiacheng each committed to contribute $1,455 and $3,394, respectively, representing 30% and 70% of the equity interest of Jiaming Advertising. As of December 31, 2014, the Group did not pay any capital into Jiacheng Advertising. The capital contribution shall be paid within 50 years as is permitted under current PRC laws. Jiacheng Advertising mainly operates digital TV media resources.
[6]	In May 2015, AM Advertising, Beijing Financial Technology Investment Management Center (limited partnership), Beijing Hongdeshengzheng Investment Co., Ltd., and Beijing Hongyuan Zhixin Enterprise Management Consulting Co. Ltd. established a joint venture, Beijing Hezhong Chuangjin Investment Company Limited ("Hezhong Chuangjin"), which mainly focuses on internet financing. The total subscribed capital contribution was $16,200 and AM Advertising owns 15% shares with $2,430 committed investment. For the year ended December 31, 2015, $2,316 capital was paid by the Group.
[7]	In September 2015, AM Online entered into an agreement with BlueFocus wireless Internet (Beijing) Investment Management Co., Ltd and two individual investors, to establish a joint venture, LMHB. LMHB was incorporated on September 25, 2015 with total subscribed capital contribution of $1,544 of which 40% of that amount was contributed by AM Online. LMHB is mainly engaged in investment management of Wi-Fi platform marketing and other mobile internet industries.
[8]	On June 15, 2015, AirMedia entered into a definitive equity interest transfer agreement with Longde Wenchuang to sell 75% equity interest of AM Advertising for a cash consideration of $33,410 as disclosed in Note 1. The transaction was completed on December 7, 2015.